Income Tax - Disclosure of deferred taxes (Details) - CAD ($)	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Non-capital loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	14,922,051	15,439,182
Property and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	230,409	474,564
Exploration and evaluation assets [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ (15,152,460)	$ (15,913,746)